Changes in consolidation scope (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2025	Mar. 12, 2025	Apr. 03, 2025	Mar. 27, 2025	Mar. 04, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Goodwill	$ 172,350					$ 0
Golden Ocean Group Limited
Disclosure of subsidiaries [line items]
Number of shares acquired			17,036,474
Share in equity		40.80%	8.55%
Consideration paid		$ 1,200,000
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration		639,000
Goodwill		$ 172,000
Number of shares owned	98,400,204
Proportion of ownership interest in subsidiary	49.40%
Golden Ocean Group Limited | Hemen Holding Limited
Disclosure of subsidiaries [line items]
Number of shares acquired		81,363,730	9,689,197	7,347,277	81,363,730
Share in equity		40.80%	49.40%	44.50%	40.80%
Price per share acquired (in USD per share)					$ 14.49
Number of shares owned			98,400,204	88,711,007